CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Cash flows from operating activities:
Net income	$ 280,820	$ 251,076	$ 172,561
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	98,844	80,287	77,966
Stock-based compensation expense	47,682	47,961	39,970
Provision for doubtful accounts	16,262	20,676	20,715
Gain on marketable securities	(31,939)	(17,105)	(29,848)
Gain on modification of office lease	(13,907)	0	0
Gain on cash surrender value of life insurance policies	(11,557)	(11,597)	(8,803)
Deferred income taxes	31,821	(6,404)	(32,309)
Impairment of right-of-use assets	0	2,452	1,629
Impairment of fixed assets	0	509	1,575
Change in other assets and liabilities:
Deferred compensation	42,765	41,462	65,402
Accounts payable and accrued liabilities	36,046	(1,976)	(54,712)
Receivables due from clients	(24,357)	(33,243)	7,872
Income taxes and other receivables	(21,513)	5,711	13,669
Prepaid expenses and other assets	(16,949)	7,997	(239)
Unearned compensation	(14,399)	(9,454)	7,923
Income taxes payable	(4,576)	(5,349)	2,617
Other	(851)	(8,641)	(2,027)
Net cash provided by operating activities	414,192	364,362	283,961
Cash flows from investing activities:
Purchase of property and equipment	(89,899)	(62,484)	(55,147)
Proceeds from sales/maturities of marketable securities	53,007	41,921	46,000
Purchase of marketable securities	(36,922)	(39,453)	(45,768)
Premium on company-owned life insurance policies	(28,383)	(28,440)	(15,185)
Proceeds from life insurance policies	3,479	7,359	16,272
Cash paid for acquisitions, net of cash acquired	0	(44,442)	0
Dividends received from unconsolidated subsidiaries	0	40	0
Net cash used in investing activities	(98,718)	(125,499)	(53,828)
Cash flows from financing activities:
Dividends paid to shareholders	(104,645)	(83,632)	(54,391)
Repurchases of common stock	(115,710)	(88,819)	(53,162)
Payments of tax withholdings on restricted stock	(19,206)	(17,351)	(10,732)
Proceeds from issuance of common stock in connection with an employee stock purchase plan	7,516	7,868	8,347
Dividends paid to noncontrolling interest	(3,656)	(3,038)	(4,496)
Principal payments on finance leases	(2,071)	(1,631)	(1,776)
Payments on life insurance policy loans	(653)	(4,127)	(123)
Net cash used in financing activities	(238,425)	(190,730)	(116,333)
Effect of exchange rate changes on cash and cash equivalents	11,432	17,826	(16,819)
Net increase in cash and cash equivalents	88,481	65,959	96,981
Cash and cash equivalents at beginning of year	1,006,964	941,005	844,024
Cash and cash equivalents at end of the year	1,095,445	1,006,964	941,005
Supplemental cash flow information:
Cash used to pay interest	24,773	25,249	24,992
Cash used to pay income taxes, net of refunds	$ 89,770	$ 106,900	$ 72,124